Income Tax Provision (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income tax provision (Textual)
Net operating loss (“NOL”) carry–forwards	$ 1,620,353
Company’s net deferred tax assets	550,920	498,048
Change in valuation allowance	$ 52,872	$ 493,118